Schedule of Assets (Held at End of Year) - Schedule of Assets (Held at End of Year) (Details) - The Bank of Greene County Employees’ Savings and Profit Sharing Plan and Trust [Member] - USD ($)		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Schedule of Assets (Held at End of Year) [Abstract]
Notes receivable from participants	[1]	$ 282,996
Total Investments		$ 25,014,980
Notes Receivable from Participants [Member]
Schedule of Assets (Held at End of Year) [Abstract]
Party-in-interest	[1]	true
Investment, Identifier [Axis]: American Funds Europacific GR R6 [Member]
Schedule of Assets (Held at End of Year) [Abstract]
Identity of issuer, borrower, lessor, or similar party		American Funds Europacific GR R6 [Member]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value		Mutual Funds [Member]
Participant-directed status	[2]	Participant-Directed Investments [Member]
Current value		$ 334,978
Investment, Identifier [Axis]: Dodge & Cox Income [Member]
Schedule of Assets (Held at End of Year) [Abstract]
Identity of issuer, borrower, lessor, or similar party		Dodge & Cox Income [Member]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value		Mutual Funds [Member]
Participant-directed status	[2]	Participant-Directed Investments [Member]
Current value		$ 282,345
Investment, Identifier [Axis]: Federated Government Obligation Fund [Member]
Schedule of Assets (Held at End of Year) [Abstract]
Identity of issuer, borrower, lessor, or similar party		Federated Government Obligation Fund [Member]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value		Money Market Account [Member]
Participant-directed status	[2]	Participant-Directed Investments [Member]
Current value		$ 173,229
Investment, Identifier [Axis]: Greene County Bancorp, Inc. Common Stock [Member]
Schedule of Assets (Held at End of Year) [Abstract]
Party-in-interest	[1]	true
Identity of issuer, borrower, lessor, or similar party	[1]	Greene County Bancorp, Inc. Common Stock [Member]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value	[1]	Common Stock Fund- Employer Stock [Member]
Participant-directed status	[1],[2]	Participant-Directed Investments [Member]
Current value	[1]	$ 3,989,396
Investment, Identifier [Axis]: Invesco Global Fund R6 [Member]
Schedule of Assets (Held at End of Year) [Abstract]
Identity of issuer, borrower, lessor, or similar party		Invesco Global Fund R6 [Member]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value		Mutual Funds [Member]
Participant-directed status	[2]	Participant-Directed Investments [Member]
Current value		$ 837,191
Investment, Identifier [Axis]: LSV Value Equity [Member]
Schedule of Assets (Held at End of Year) [Abstract]
Identity of issuer, borrower, lessor, or similar party		LSV Value Equity [Member]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value		Mutual Funds [Member]
Participant-directed status	[2]	Participant-Directed Investments [Member]
Current value		$ 519,286
Investment, Identifier [Axis]: MFS Massachusetts Investors TR R6 [Member]
Schedule of Assets (Held at End of Year) [Abstract]
Identity of issuer, borrower, lessor, or similar party		MFS Massachusetts Investors TR R6 [Member]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value		Mutual Funds [Member]
Participant-directed status	[2]	Participant-Directed Investments [Member]
Current value		$ 658,269
Investment, Identifier [Axis]: Reliance Trust Company Stable Value Collective Trust - Series 25053 [Member]
Schedule of Assets (Held at End of Year) [Abstract]
Identity of issuer, borrower, lessor, or similar party		Reliance Trust Company Stable Value Collective Trust - Series 25053 [Member]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value		Common Collective Trust Fund [Member]
Participant-directed status	[2]	Participant-Directed Investments [Member]
Current value		$ 503,973
Investment, Identifier [Axis]: Self-Directed Brokerage Accounts [Member]
Schedule of Assets (Held at End of Year) [Abstract]
Identity of issuer, borrower, lessor, or similar party		Self-Directed Brokerage Accounts [Member]
Participant-directed status	[2]	Participant-Directed Investments [Member]
Current value		$ 3,157,141
Investment, Identifier [Axis]: T. Rowe Price Blue Chip Growth [Member]
Schedule of Assets (Held at End of Year) [Abstract]
Identity of issuer, borrower, lessor, or similar party		T. Rowe Price Blue Chip Growth [Member]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value		Mutual Funds [Member]
Participant-directed status	[2]	Participant-Directed Investments [Member]
Current value		$ 2,642,607
Investment, Identifier [Axis]: Vanguard 500 Index Admiral [Member]
Schedule of Assets (Held at End of Year) [Abstract]
Identity of issuer, borrower, lessor, or similar party		Vanguard 500 Index Admiral [Member]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value		Mutual Funds [Member]
Participant-directed status	[2]	Participant-Directed Investments [Member]
Current value		$ 750,164
Investment, Identifier [Axis]: Vanguard Inflation-Protected Secs Adm [Member]
Schedule of Assets (Held at End of Year) [Abstract]
Identity of issuer, borrower, lessor, or similar party		Vanguard Inflation-Protected Secs Adm [Member]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value		Mutual Funds [Member]
Participant-directed status	[2]	Participant-Directed Investments [Member]
Current value		$ 135,684
Investment, Identifier [Axis]: Vanguard Mid Cap Index Adm [Member]
Schedule of Assets (Held at End of Year) [Abstract]
Identity of issuer, borrower, lessor, or similar party		Vanguard Mid Cap Index Adm [Member]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value		Mutual Funds [Member]
Participant-directed status	[2]	Participant-Directed Investments [Member]
Current value		$ 1,173,384
Investment, Identifier [Axis]: Vanguard Small Cap Index Adm [Member]
Schedule of Assets (Held at End of Year) [Abstract]
Identity of issuer, borrower, lessor, or similar party		Vanguard Small Cap Index Adm [Member]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value		Mutual Funds [Member]
Participant-directed status	[2]	Participant-Directed Investments [Member]
Current value		$ 1,153,092
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Inv. [Member]
Schedule of Assets (Held at End of Year) [Abstract]
Identity of issuer, borrower, lessor, or similar party		Vanguard Target Retirement 2020 Inv. [Member]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value		Mutual Funds [Member]
Participant-directed status	[2]	Participant-Directed Investments [Member]
Current value		$ 123,659
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Inv. [Member]
Schedule of Assets (Held at End of Year) [Abstract]
Identity of issuer, borrower, lessor, or similar party		Vanguard Target Retirement 2025 Inv. [Member]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value		Mutual Funds [Member]
Participant-directed status	[2]	Participant-Directed Investments [Member]
Current value		$ 716,190
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Inv. [Member]
Schedule of Assets (Held at End of Year) [Abstract]
Identity of issuer, borrower, lessor, or similar party		Vanguard Target Retirement 2030 Inv. [Member]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value		Mutual Funds [Member]
Participant-directed status	[2]	Participant-Directed Investments [Member]
Current value		$ 1,735,172
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Inv. [Member]
Schedule of Assets (Held at End of Year) [Abstract]
Identity of issuer, borrower, lessor, or similar party		Vanguard Target Retirement 2035 Inv. [Member]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value		Mutual Funds [Member]
Participant-directed status	[2]	Participant-Directed Investments [Member]
Current value		$ 960,676
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Inv. [Member]
Schedule of Assets (Held at End of Year) [Abstract]
Identity of issuer, borrower, lessor, or similar party		Vanguard Target Retirement 2040 Inv. [Member]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value		Mutual Funds [Member]
Participant-directed status	[2]	Participant-Directed Investments [Member]
Current value		$ 1,731,603
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Inv. [Member]
Schedule of Assets (Held at End of Year) [Abstract]
Identity of issuer, borrower, lessor, or similar party		Vanguard Target Retirement 2045 Inv. [Member]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value		Mutual Funds [Member]
Participant-directed status	[2]	Participant-Directed Investments [Member]
Current value		$ 700,439
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Inv. [Member]
Schedule of Assets (Held at End of Year) [Abstract]
Identity of issuer, borrower, lessor, or similar party		Vanguard Target Retirement 2050 Inv. [Member]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value		Mutual Funds [Member]
Participant-directed status	[2]	Participant-Directed Investments [Member]
Current value		$ 446,524
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Inv. [Member]
Schedule of Assets (Held at End of Year) [Abstract]
Identity of issuer, borrower, lessor, or similar party		Vanguard Target Retirement 2055 Inv. [Member]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value		Mutual Funds [Member]
Participant-directed status	[2]	Participant-Directed Investments [Member]
Current value		$ 879,535
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Inv. [Member]
Schedule of Assets (Held at End of Year) [Abstract]
Identity of issuer, borrower, lessor, or similar party		Vanguard Target Retirement 2060 Inv. [Member]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value		Mutual Funds [Member]
Participant-directed status	[2]	Participant-Directed Investments [Member]
Current value		$ 607,076
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Inv. [Member]
Schedule of Assets (Held at End of Year) [Abstract]
Identity of issuer, borrower, lessor, or similar party		Vanguard Target Retirement 2065 Inv. [Member]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value		Mutual Funds [Member]
Participant-directed status	[2]	Participant-Directed Investments [Member]
Current value		$ 233,812
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 Inv. [Member]
Schedule of Assets (Held at End of Year) [Abstract]
Identity of issuer, borrower, lessor, or similar party		Vanguard Target Retirement 2070 Inv. [Member]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value		Mutual Funds [Member]
Participant-directed status	[2]	Participant-Directed Investments [Member]
Current value		$ 25,558
Investment, Identifier [Axis]: Vanguard Target Retirement Income Inv [Member]
Schedule of Assets (Held at End of Year) [Abstract]
Identity of issuer, borrower, lessor, or similar party		Vanguard Target Retirement Income Inv [Member]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value		Mutual Funds [Member]
Participant-directed status	[2]	Participant-Directed Investments [Member]
Current value		$ 64,498
Investment, Identifier [Axis]: Vanguard Value Index Adm [Member]
Schedule of Assets (Held at End of Year) [Abstract]
Identity of issuer, borrower, lessor, or similar party		Vanguard Value Index Adm [Member]
Description of investment including maturity date, rate of interest, collateral, par, or maturity value		Mutual Funds [Member]
Participant-directed status	[2]	Participant-Directed Investments [Member]
Current value		$ 196,503
Minimum [Member]
Schedule of Assets (Held at End of Year) [Abstract]
Notes receivable from participants, interest rate		4.25%	[1]	4.25%
Maximum [Member]
Schedule of Assets (Held at End of Year) [Abstract]
Notes receivable from participants, interest rate		9.50%	[1]	9.50%

[1]	Party-In-Interest
[2]	Historical cost has not been presented since this investment is participant-directed.